Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 842,000
Previously Paid Amount	0.00
Total Fee Amount	128.91
Total Offset Amount	0.00
Net Fee	128.91
Narrative - Max Aggregate Offering Price	$ 842,000
Final Prospectus	true